INCOME TAXES - Components Of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current income tax expense	$ 1,114	$ 756
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	1,044	(103)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	251	2
Change of tax rates and new legislation	417	182
Total deferred income tax expense	1,210	81
Income tax expense	$ 2,324	$ 837